Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 23,947	$ 863	$ 22,622	$ 26,408
Less: Loss allowance	(1,605)		(2,154)
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	25,552		24,776
Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	(789)		(797)
Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	17,485		16,806
Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 16,696		16,009
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (784)		(1,320)
Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	4,781		4,866
Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3,997		$ 3,546
Not Past Due [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	2.00%
Not Past Due [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (51)		$ (56)
Not Past Due [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	16,411		15,839
Not Past Due [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 16,360		$ 15,783
Not Past Due [Member] | Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Project Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Not Past Due [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (8)		$ (20)
Not Past Due [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	3,988		3,473
Not Past Due [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3,980		$ 3,453
Less Than 30 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	2.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	22.00%	22.00%	24.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (23)		$ (21)
Less Than 30 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	282		204
Less Than 30 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 259		$ 183
Less Than 30 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Less Than 30 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 0		$ (3)
Less Than 30 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	0		64
Less Than 30 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 61
31-60 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	3.00%	3.00%	3.00%
31-60 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	62.00%	62.00%	68.00%
31-60 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (29)		$ (24)
31-60 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	82		51
31-60 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 53		$ 27
31-60 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	10.00%	10.00%	10.00%
31-60 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1)		$ (3)
31-60 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	7		27
31-60 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 6		$ 24
61-90 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	11.00%	11.00%	11.00%
61-90 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%	83.00%
61-90 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (30)		$ (25)
61-90 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	45		31
61-90 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 15		$ 6
61-90 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%	30.00%
61-90 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (4)		$ (3)
61-90 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	14		9
61-90 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 10		$ 6
91-120 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	25.00%	25.00%	28.00%
91-120 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	90.00%	90.00%	90.00%
91-120 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (25)		$ (24)
91-120 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	31		30
91-120 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 6		$ 6
91-120 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%	50.00%
91-120 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 0		$ (1)
91-120 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	0		2
91-120 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 1
121-180 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	49.00%	49.00%	52.00%
121-180 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	97.00%	97.00%	96.00%
121-180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (28)		$ (21)
121-180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	31		25
121-180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3		$ 4
121-180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%	80.00%
121-180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1)		$ (2)
121-180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	2		3
121-180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 1		$ 1
Over 180 Days [Member] | Telecommunications Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (603)		$ (626)
Over 180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	603		626
Over 180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
Over 180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (770)		$ (1,288)
Over 180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	770		1,288
Over 180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0